UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.  Name and address of issuer:     	The Navellier Performance Funds
				1 East Liberty, Third Floor
				Reno, NV  89501

2.  Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of
the issuer, check the box but do not list series or classes):  	X

3.  Investment Company Act File Number:  811-09142

 	Securities Act File Number:   	2-80195

4 (a).	   Last day of fiscal year for which this notice is filed:
					December 31, 1998

4 (b). p Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4 (c). p Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(I)	Aggregate sale price of securities sold during
		the fiscal year pursuant to section 24f-2:						 					$344,578,088**

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:
					$368,760,770

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:	$0

	(iv)	Total available redemption credits [add Items 5(ii)
		and 5(iii)]:		 $368,760,770

	(v)	Net sales if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:						 	          				$0
		(vi)	Redemption credits available for use in
			future years if Item 5(i) is less than Item
			5(iv) [subtract Item 5(iv) from Item 5(i)]:										$(24,182,682)

	(vii) 	Multiplier for determining registration fee (See
		Instruction C.9):								           						x0.000278

	(viii) 	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):						            						=           $0

6.	Prepaid Shares

If the response to Item 5(I) was determined by deducting an
amount of securities that were registered under the Securities
Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of
securities (number of shares or other units) deducted here:     .
If there is a number of shares or other units that were
registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number
here:       .

7.	Interest due if this Form is being filed more than 90
	days after the end of the issuer's fiscal year (see
	Instruction D):												        			+	$ 0

8.	Total of the amount of the registration fee due plus
	any interest due [line 5(viii) plus line 7):												=	 $ 0

9.	Date the registration fee and any interest payment
	was sent to the Commission's lockbox depository:

	Method of Delivery: NA

				Wire Transfer
				Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		\s\ Arjen Kuyper____
				Arjen Kuyper
				Treasurer

Date: 3/30/99

* Please print the name and title of the signing officer below the signature.

**The aggregate sale price of securities sold during the fiscal year does not include the shares exchanged from the Navellier
Series Fund into the Navellier Performance Funds as filed in the Form N-14.